Derivative Financial Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

We are exposed to various risks relating to our ongoing business operations. The primary risks, which are managed through the use of derivative instruments, are foreign currency exchange rate risk and interest rate risk. In certain circumstances, we enter into foreign currency forward exchange contracts (“forward contracts”) to reduce the effects of fluctuating foreign currency exchange rates on our cash flows denominated in foreign currencies. Our exposure to market risk for changes in interest rates relates primarily to our long-term debt obligations. We have historically managed interest rate risk through the use of a combination of fixed and variable rate borrowings. In accordance with the current accounting guidance for derivative instruments and hedging activities, we record all of our derivative instruments as either an asset or liability measured at their fair value.

Foreign Currency Exchange Rate Risk Management

A portion of the €400.0 Notes ($417.7) and €350.0 ($367.5) Notes was designated as a hedge of our net investment in our foreign subsidiaries with a Euro-functional currency as of December 31, 2016. For this portion of the Euro-denominated notes, the gain or loss associated with foreign currency translation is recorded as a component of accumulated other comprehensive loss, net of taxes. As of December 31, 2016 and 2015, we had an unrealized gain of $29.0 and $14.1, respectively, included in accumulated other comprehensive loss, net of taxes, as the net investment hedge was deemed effective.

On occasion, forward contracts are designated as a hedge of our net investment in our foreign subsidiaries. As of December 31, 2016 and 2015, we had a translation loss of $4.2 and $4.1, respectively, included in accumulated other comprehensive loss, net of taxes, as the net investment hedge was deemed effective.

For our forward contracts that are not designated as hedges, any gain or loss resulting from the change in fair value is recognized in the current period earnings. These gains or losses are offset by the exposure related to receivables and payables with our foreign subsidiaries and to interest due on our Euro-denominated notes, which is paid annually in June and September. We recorded a loss of $1.6 for the year ended December 31, 2016 and a gain of $0.6 and $0.2 for the year ended December 31, 2015 and 2014, respectively, associated with our forward contracts in interest and other expenses, which partially offset the net gain for the year ended December 31, 2016 and net loss for the years ended December 31, 2015 and 2014 recorded for the items noted above.

The fair value measurements of these items recorded in our Consolidated Balance Sheets as of December 31, 2016 and 2015 are disclosed in Note 1 to the Consolidated Financial Statements.